Restructuring Charges and Asset Impairments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2014 Sony Ericsson	Mar. 31, 2012 Sony Ericsson	Feb. 15, 2012 Sony Ericsson	Mar. 31, 2014 Employee termination benefits	Mar. 31, 2013 Employee termination benefits	Mar. 31, 2012 Employee termination benefits	Mar. 31, 2014 Other associated costs	Mar. 31, 2013 Other associated costs	Mar. 31, 2012 Other associated costs	Mar. 31, 2014 PC business	Mar. 31, 2014 Devices	Mar. 31, 2013 Devices	Mar. 31, 2012 Devices	Mar. 31, 2012 Devices Small- and medium-sized TFT LCD business	Mar. 31, 2014 Devices Retirement Plan	Mar. 31, 2013 Devices Retirement Plan	Mar. 31, 2012 Devices Retirement Plan	Mar. 31, 2014 All Other		Mar. 31, 2013 All Other		Mar. 31, 2012 All Other Network Business Assets Group	Mar. 31, 2014 All Other Disc Manufacturing	Mar. 31, 2014 Devices segment Battery Business Asset Group	Mar. 31, 2014 Imaging Products & Solutions	Mar. 31, 2013 Imaging Products & Solutions	Mar. 31, 2012 Imaging Products & Solutions	Mar. 31, 2014 Imaging Products & Solutions Retirement Plan	Mar. 31, 2013 Imaging Products & Solutions Retirement Plan	Mar. 31, 2012 Imaging Products & Solutions Retirement Plan	Mar. 31, 2014 Mobile Products & Communications		Mar. 31, 2013 Mobile Products & Communications		Mar. 31, 2012 Mobile Products & Communications		Mar. 31, 2014 Mobile Products & Communications Retirement Plan	Mar. 31, 2013 Mobile Products & Communications Retirement Plan	Mar. 31, 2012 Mobile Products & Communications Retirement Plan	Mar. 31, 2014 Home Entertainment & Sound	Mar. 31, 2013 Home Entertainment & Sound	Mar. 31, 2012 Home Entertainment & Sound	Mar. 31, 2014 Home Entertainment & Sound Retirement Plan	Mar. 31, 2013 Home Entertainment & Sound Retirement Plan	Mar. 31, 2012 Home Entertainment & Sound Retirement Plan	Mar. 31, 2014 Home Entertainment & Sound LCD Television Assets Group	Mar. 31, 2013 Home Entertainment & Sound LCD Television Assets Group	Mar. 31, 2012 Home Entertainment & Sound LCD Television Assets Group	Mar. 31, 2014 PC business Other associated costs
Restructuring and Impairment Costs [Line Items]
Restructuring costs	¥ 75,570		¥ 74,386		¥ 52,645				¥ 41,820	¥ 62,752	¥ 25,453	¥ 14,759	¥ 6,473	¥ 6,764	¥ 8,019	¥ 5,464	¥ 19,096	¥ 26,373												¥ 3,422	¥ 11,240	¥ 1,398				¥ 32,485	[1]	¥ 5,885	[1]	¥ 1,859	[1]				¥ 1,537	¥ 11,815	¥ 5,007							¥ 12,819
Term of restructuring activities	1 year
Restructuring charges related to employee termination benefits																				2,917	15,153	5,445											3,309	9,720	3,122							7,051	4,959	1,812				1,194	10,647	4,548
Percentage of ownership in equity investees						50.00%	50.00%	50.00%
Sony Ericsson acquisition					10,979						8,789			2,190
Impairment of long-lived assets	72,724		14,494												12,817				19,187								12,601	12,303	32,107																						7,798	7,617	16,700
Impairment of goodwill	¥ 13,264	[2]	¥ 1,445	[2]																			¥ 13,264	[2]	¥ 1,445	[2]		¥ 13,264

[1]	Sony acquired Ericsson's shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile which is included in the MP&C segment.
[2]	During the fiscal years ended March 31, 2013 and 2014, Sony recorded impairment losses of 1,445 million yen and 13,264 million yen, respectively, in reporting units included in All Other. The impairment charges reflected the overall decline in the fair values of the reporting units. The fair values of the reporting units were estimated using the present value of expected future cash flows. The most significant impairment related to the disc manufacturing business in the fiscal year ended March 31, 2014. Refer to Note 19.